Initial Public Offering	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
GOOD WORKS ACQUISITION CORP. [Member]
Initial Public Offering
Note 4 – Initial Public Offering
Pursuant to the IPO on October 22, 2020, the Company sold 15,000,000 Units at a price of $10.00 per Unit. Each Unit consists of one share of common stock and one-half of
one warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one share of common stock at a price of $11.50 per share, subject to adjustment.
The underwriters were granted a
45-day
option from the date of the prospectus (the “Over-Allotment Option”) to purchase up to 2,250,000 additional units to cover over-allotments (the “Over-Allotment Units”), if any. On October 26, 2020, the underwriters partially exercised the over-allotment option by purchasing 1,500,000 Units (the “Over-Allotment Units”), and on November 17, 2020, the underwriters exercised a final over-allotment option and purchased an additional 500,000 Over-Allotment Units, generating aggregate of gross proceeds of $20,000,000.
Upon closing of the IPO and the sale of the Over-Allotment Units, a total of $170,000,000 ($10.00 per Unit) has been placed in a U.S.-based trust account, with Continental Stock Transfer & Trust Company acting as trustee.

Note 3—Initial Public Offering
Pursuant

to the IPO on October 22, 2020, the Company sold
15,000,000
Units at a price of $
10.00
per Unit
.
Each Unit consists of one share of common stock and
one-half of
one warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one share of common stock at a price of $
11.50
per share, subject to adjustment (see Note 7).
The underwriters

were granted a
45-day
option from the date of the prospectus (the “Over-Allotment Option”) to purchase up to
2,250,000
additional units to cover over-allotments (the “Over-Allotment Units”), if any. On October 26, 2020, the underwriters partially exercised the over-allotment option by purchasing
1,500,000
Units (the “Over-Allotment Units”), and on November 17, 2020, the underwriters exercised a fina
l over-
allotment
option and purchased an additional
500,000
Over-Allotment Units, generating aggregate of gross proceeds of $
20,000,000
.
Upon

closing of the IPO and the sale of the Over-Allotment Units, a total of $
170,000,000
($
10.00
per Unit)
has
been placed in a U.S.-based trust account, with Continental Stock Transfer & Trust Company acting as
trustee.